KPMG

KPMG LLP
Suite 1050
833 East Michigan Street
Milwaukee, WI 53202-5337

# Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sentry Life Insurance Company and the
Contract Owners of Sentry Variable Account II:

*Opinion on the Financial Statements*

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Sentry Variable Account II (the Separate Account) as of December 31, 2018, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 7 for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

*Basis for Opinion*

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the Separate Account's auditor since 2007.

Milwaukee, Wisconsin
February 25, 2019

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative ("KPMG International"), a Swiss entity.

Appendix

Janus Henderson Series - Institutional Shares - Research Portfolio(1)
Janus Henderson Series - Institutional Shares - Enterprise Portfolio(1)
Janus Henderson Series - Institutional Shares - Forty Portfolio(1)
Janus Henderson Series - Institutional Shares - Global Research Portfolio(1)
Janus Henderson Series - Institutional Shares - Balanced Portfolio(1)
T. Rowe Price Fixed Income Series, Inc. - Government Money Portfolio(1)
T. Rowe Price Fixed Income Series, Inc. - Limited Term Bond Portfolio
T. Rowe Price Equity Series, Inc. - Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - Personal Strategy Balanced Portfolio
T. Rowe Price Equity Series, Inc. - Mid-Cap Growth Portfolio
T. Rowe Price International Series, Inc. - International Stock Portfolio
Vanguard Variable Insurance Fund - Balanced Portfolio
Vanguard Variable Insurance Fund - Equity Index Portfolio
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund - REIT Index Portfolio

(1) See the statement of assets and liabilities for the former name of the sub-account.

 AppendixJanus Henderson Series – Institutional Shares – Research Portfolio (1)Janus Henderson Series – Institutional Shares – Enterprise Portfolio (1)Janus Henderson Series – Institutional Shares – Forty Portfolio (1)Janus Henderson Series – Institutional Shares – Global Research Portfolio (1)Janus Henderson Series – Institutional Shares – Balanced Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Government Money Portfolio (1)T. Rowe Price Fixed Income Series, Inc. – Limited Term Bond PortfolioT. Rowe Price Equity Series, Inc. – Equity Income PortfolioT. Rowe Price Equity Series, Inc. – Personal Strategy Balanced PortfolioT. Rowe Price Equity Series, Inc. – Mid-Cap Growth PortfolioT. Rowe Price International Series, Inc. – International Stock Portfolio Vanguard Variable Insurance Fund – Balanced PortfolioVanguard Variable Insurance Fund – Equity Index Portfolio Vanguard Variable Insurance Fund – High Yield Bond PortfolioVanguard Variable Insurance Fund – Small Company Growth PortfolioVanguard Variable Insurance Fund – Mid-Cap Index Portfolio Vanguard Variable Insurance Fund – REIT Index Portfolio(1) See the statement of assets and liabilities for the former name of the sub-acc

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2018
Assets:

Investments at fair value:

* Janus Henderson Series - Institutional Shares:
** Research Portfolio, 20,255 shares (cost $563,909)	$682,606
Enterprise Portfolio, 160,990 shares (cost $7,643,668)	10,789,557
Forty Portfolio, 32,634 shares (cost $1,188,294)	1,148,733
Global Research Portfolio, 6,908 shares (cost $210,363)	325,578
Balanced Portfolio, 32,308 shares (cost $934,123)	1,090,406

T. Rowe Price Fixed Income Series, Inc.:
*** Government Money Portfolio, 769,472 shares (cost $769,472)	769,472
Limited Term Bond Portfolio, 187,849 shares (cost $935,132)	897,918

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 53,314 shares (cost $1,210,102)	1,245,416
Personal Strategy Balanced Portfolio, 209,279 shares (cost $4,057,211)	3,831,901
Mid-Cap Growth Portfolio, 26,628 shares (cost $670,583)	631,075

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 11,842 shares (cost $165,393)	154,422

Vanguard Variable Insurance Fund:
Balanced Portfolio, 35,565 shares (cost $751,360)	789,534
Equity Index Portfolio, 7,830 shares (cost $242,014)	297,769
High Yield Bond Portfolio, 15,687 shares (cost $123,981)	118,122
Small Company Growth Portfolio, 21,108 shares (cost $470,348)	428,289
Mid-Cap Index Portfolio, 20,364 shares (cost $394,659)	411,966
REIT Index Portfolio, 31,945 shares (cost $423,547)	369,605

Total Assets	23,982,368
Total Liabilities	-

Net Assets	$23,982,368

See accompanying notes to financial statements

*	Formerly Janus Aspen Series
**	Formerly Janus Aspen Janus Portfolio
***	Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS
December 31, 2018

	For the Year Ended December 31, 2018
				Janus Henderson
	Janus Henderson	Janus Henderson	Janus Henderson	Global	Janus Henderson
	Research**	Enterprise	Forty	Research	Balanced
	2018	2018	2018	2018	2018
Investment income:
Dividends	$4,452	$30,277	$-	$4,120	$24,384

Expenses:
Mortality and expense risk charges	9,766	152,499	15,287	4,391	13,682

Net investment income (loss)	(5,314)	(122,222)	(15,287)	(271)	10,702

Realized gains (loss) on investments:
Realized net investment gain (loss)	44,788	2,105,628	20,008	9,415	22,508

Capital gain distributions received	40,302	598,579	172,295	-	30,698

Realized gain (loss) on investments and
capital gain distributions, net	85,090	2,704,208	192,303	9,415	53,206

Unrealized appreciation (depreciation), net	(95,173)	(2,634,098)	(161,848)	(37,161)	(69,280)

Net increase (decrease) in net assets
from operations	$(15,397)	$(52,112)	$15,168	$(28,018)	$(5,371)

See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS
December 31, 2018

	For the Year Ended December 31, 2018
		T. Rowe Price		T. Rowe Price	T. Rowe Price	T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price	Personal Strategy	Mid-Cap	International
	Government Money***	Bond	Equity Income	Balanced	Growth	Stock
	2018	2018	2018	2018	2018	2018
Investment income:
Dividends	$9,838	$18,293	$28,115	$78,195	$-	$2,384

Expenses:
Mortality and expense risk charges	8,942	11,009	16,864	53,772	8,687	2,358

Net investment income (loss)	896	7,284	11,251	24,424	(8,687)	26

Realized gains (loss) on investments:
Realized net investment gain (loss)	-	(3,812)	30,302	250,064	18,919	9,376

Capital gain distributions received	-	-	124,877	261,744	91,742	16,792

Realized gain (loss) on investments and
capital gain distributions, net	-	(3,812)	155,179	511,808	110,661	26,168

Unrealized appreciation (depreciation), net	-	(3,936)	(313,233)	(783,883)	(116,814)	(54,131)

Net increase (decrease) in net assets
from operations	$896	$(465)	$(146,803)	$(247,651)	$(14,840)	$(27,938)

See accompanying notes to financial statements
***  Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF OPERATIONS
December 31, 2018

	For the Year Ended December 31, 2018
			Vanguard	Vanguard	Vanguard
	Vanguard	Vanguard	High Yield	Small Company	Mid-Cap	Vanguard
	Balanced	Equity Index	Bond	Growth	Index	REIT Index
	2018	2018	2018	2018	2018	2018
Investment income:
Dividends	$20,074	$6,190	$6,211	$1,954	$5,777	$12,294

Expenses:
Mortality and expense risk charges	10,230	4,315	1,554	6,014	5,818	4,835

Net investment income (loss)	9,844	1,875	4,657	(4,060)	(41)	7,459

Realized gains (loss) on investments:
Realized net investment gain (loss)	30,748	27,664	(284)	9,740	20,211	231

Capital gain distributions received	42,382	6,026	-	52,876	23,487	15,075

Realized gain (loss) on investments and
capital gain distributions, net	73,130	33,689	(284)	62,616	43,698	15,307

Unrealized appreciation (depreciation), net	(119,408)	(49,663)	(9,034)	(97,065)	(89,590)	(48,525)

Net increase (decrease) in net assets
from operations	$(36,433)	$(14,099)	$(4,662)	$(38,509)	$(45,933)	$(25,759)

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2018

	For the Years Ended December 31
							Janus Henderson
	Janus Henderson		Janus Henderson		Janus Henderson		Global		Janus Henderson
	Research**		Enterprise		Forty		Research		Balanced
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,314)	$(6,182)	$(122,222)	$(119,626)	$(15,287)	$(14,543)	$(271)	$(1,274)	$10,702	$4,328

Realized gains (losses) on investments	85,090	29,575	2,704,208	1,494,201	192,303	104,045	9,415	14,690	53,206	30,168

Unrealized appreciation (depreciation), net	(95,173)	153,794	(2,634,098)	1,524,811	(161,848)	212,162	(37,161)	67,111	(69,280)	134,354

Net increase (decrease) in net assets from operations	(15,397)	177,187	(52,112)	2,899,386	15,168	301,664	(28,018)	80,527	(5,371)	168,850

Contract transactions:
Purchase payments	7,380	10,010	46,392	66,150	21,268	9,378	8,373	4,919	21,038	10,100

Transfers between subaccounts, net	(100,915)	(263)	232	(257)	(1,679)	4,403	(450)	255	11,880	12,939

Withdrawals	(15,337)	(74,679)	(2,867,094)	(760,102)	(103,512)	(199,443)	(19,525)	(51,369)	(76,227)	(91,347)

Contract maintenance fees	(1,049)	(1,204)	(10,718)	(11,505)	(1,163)	(1,411)	(414)	(464)	(1,496)	(1,530)

Net increase (decrease) in net assets
derived from contract transactions	(109,922)	(66,136)	(2,831,189)	(705,714)	(85,085)	(187,073)	(12,015)	(46,659)	(44,806)	(69,838)

Total increase (decrease) in net assets	(125,319)	111,051	(2,883,301)	2,193,672	(69,917)	114,591	(40,033)	33,868	(50,177)	99,012

Net assets at beginning of year	807,925	696,874	13,672,858	11,479,186	1,218,650	1,104,059	365,612	331,744	1,140,583	1,041,571

Net assets at end of year	$682,606	$807,925	$10,789,557	$13,672,858	$1,148,733	$1,218,650	$325,578	$365,612	$1,090,406	$1,140,583
See accompanying notes to financial statements
**   Formerly Janus Aspen Janus Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2018

	For the Years Ended December 31
			T. Rowe Price				T. Rowe Price		T. Rowe Price		T. Rowe Price
	T. Rowe Price		Limited Term		T. Rowe Price		Personal Strategy		Mid-Cap		International
	Government Money***		Bond		Equity Income		Balanced		Growth		Stock
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Increase (decrease) in net assets from operations:
Net investment income (loss)	$896	$(6,496)	$7,284	$2,561	$11,251	$7,726	$24,424	$15,267	$(8,687)	$(8,208)	$26	$(192)

Realized gains (losses) on investments	-	-	(3,812)	(414)	155,179	162,320	511,808	295,963	110,661	107,892	26,168	14,129

Unrealized appreciation (depreciation), net	-	-	(3,936)	(3,562)	(313,233)	23,814	(783,883)	390,034	(116,814)	42,426	(54,131)	33,126

Net increase (decrease) in net assets from operations	896	(6,496)	(465)	(1,415)	(146,803)	193,860	(247,651)	701,264	(14,840)	142,110	(27,938)	47,063

Contract transactions:
Purchase payments	1,525	2,350	23,813	20,527	15,863	9,429	15,114	16,337	15,529	8,146	4,190	3,746

Transfers between subaccounts, net	86,647	(4,948)	(7,456)	(2,964)	696	(2,117)	3,275	26,079	(1,438)	(161)	(642)	606

Withdrawals	(51,826)	(20,860)	(69,414)	(29,785)	(88,785)	(73,579)	(788,981)	(399,102)	(76,956)	(70,059)	(38,522)	(29,650)

Contract maintenance fees	(603)	(782)	(1,134)	(1,238)	(1,406)	(1,651)	(3,754)	(3,884)	(596)	(616)	(272)	(276)

Net increase (decrease) in net assets
derived from contract transactions	35,743	(24,240)	(54,191)	(13,460)	(73,632)	(67,918)	(774,347)	(360,570)	(63,462)	(62,690)	(35,246)	(25,574)

Total increase (decrease) in net assets	36,639	(30,736)	(54,656)	(14,875)	(220,436)	125,942	(1,021,998)	340,694	(78,302)	79,420	(63,184)	21,489

Net assets at beginning of year	732,833	763,569	952,574	967,449	1,465,852	1,339,910	4,853,899	4,513,205	709,377	629,957	217,605	196,116

Net assets at end of year	$769,472	$732,833	$897,918	$952,574	$1,245,416	$1,465,852	$3,831,901	$4,853,899	$631,075	$709,377	$154,422	$217,605

See accompanying notes to financial statements
*** Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENT OF CHANGES IN NET ASSETS
December 31, 2018

	For the Years Ended December 31
					Vanguard		Vanguard		Vanguard
	Vanguard		Vanguard		High Yield		Small Company		Mid-Cap		Vanguard
	Balanced		Equity Index		Bond		Growth		Index		REIT Index
	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

Increase (decrease) in net assets from operations:
Net investment income (loss)	$9,844	$9,220	$1,875	$2,180	$4,657	$5,767	$(4,060)	$(3,559)	$(41)	$(35)	$7,459	$7,009

Realized gains (losses) on investments	73,130	46,103	33,689	23,964	(284)	(181)	62,616	45,640	43,698	63,943	15,307	31,089

Unrealized appreciation (depreciation), net	(119,408)	49,104	(49,663)	37,627	(9,034)	3,158	(97,065)	55,469	(89,590)	19,813	(48,525)	(20,192)

Net increase (decrease) in net assets from operations	(36,433)	104,427	(14,099)	63,771	(4,662)	8,744	(38,509)	97,550	(45,933)	83,721	(25,759)	17,906

Contract transactions:
Purchase payments	1,705	16,110	1,913	1,320	240	514	11,272	4,625	1,893	12,398	4,248	9,588

Transfers between subaccounts, net	1,396	(632)	(1,133)	(1,246)	863	561	837	(4,022)	(111)	(1,823)	7,999	(25,938)

Withdrawals	(60,200)	(26,009)	(55,600)	(25,047)	(33,341)	(11,210)	(41,324)	(63,540)	(50,381)	(73,886)	(56,665)	(83,442)

Contract maintenance fees	(652)	(627)	(317)	(324)	(171)	(230)	(460)	(516)	(353)	(449)	(325)	(423)

Net increase (decrease) in net assets
derived from contract transactions	(57,751)	(11,158)	(55,137)	(25,297)	(32,408)	(10,365)	(29,676)	(63,453)	(48,953)	(63,760)	(44,743)	(100,215)

Total increase (decrease) in net assets	(94,185)	93,269	(69,236)	38,474	(37,070)	(1,621)	(68,185)	34,097	(94,886)	19,961	(70,503)	(82,309)

Net assets at beginning of year	883,719	790,450	367,005	328,531	155,191	156,812	496,474	462,377	506,851	486,890	440,107	522,416

Net assets at end of year	$789,534	$883,719	$297,769	$367,005	$118,122	$155,191	$428,289	$496,474	$411,966	$506,851	$369,605	$440,107

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017

1.	Organization
The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. Management of the Company has determined that there is no justification for substantial doubt regarding the entity's ability to continue as a going concern.

The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

2.	Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2018. The Funds value their investment securities at fair value.
Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex- dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.
Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.
Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2018 through February 25, 2019, the date the financial statements were issued. No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
3.	Purchases and Sales of Securities

In 2018, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$52,134	$127,068
	Janus Henderson Enterprise Portfolio	678,383	3,033,214
	Janus Henderson Forty Portfolio	193,564	121,641
	Janus Henderson Global Research Portfolio	12,571	24,857
	Janus Henderson Balanced Portfolio	89,139	92,544
***	T. Rowe Price Government Money Portfolio	114,370	77,730
	T. Rowe Price Limited Term Bond Portfolio	61,730	108,637
	T. Rowe Price Equity Income Portfolio	169,798	107,302
	T. Rowe Price Personal Strategy Balanced Portfolio	362,646	850,824
	T. Rowe Price Mid-Cap Growth Portfolio	107,297	87,704
	T. Rowe Price International Stock Portfolio	23,615	42,043
	Vanguard Balanced Portfolio	70,466	75,991
	Vanguard Equity Index Portfolio	14,171	61,408
	Vanguard High Yield Bond Portfolio	7,314	35,066
	Vanguard Small Company Growth Portfolio	80,804	61,664
	Vanguard Mid-Cap Index Portfolio	31,795	57,303
	Vanguard REIT Index Portfolio	40,712	62,921
	Total	$2,110,509	$5,027,917

In 2017, purchases and proceeds on sales of the Funds' shares were as follows:
			Proceeds
		Purchases	on Sales
**	Janus Henderson Research Portfolio	$20,325	$85,485
	Janus Henderson Enterprise Portfolio	972,600	1,001,949
	Janus Henderson Forty Portfolio	79,631	215,872
	Janus Henderson Global Research Portfolio	8,214	56,146
	Janus Henderson Balanced Portfolio	43,510	106,883
***	T. Rowe Price Government Money Portfolio	6,300	37,037
	T. Rowe Price Limited Term Bond Portfolio	38,022	48,921
	T. Rowe Price Equity Income Portfolio	171,767	94,172
	T. Rowe Price Personal Strategy Balanced Portfolio	416,521	525,895
	T. Rowe Price Mid-Cap Growth Portfolio	92,508	79,259
	T. Rowe Price International Stock Portfolio	15,204	32,617
	Vanguard Balanced Portfolio	66,251	38,036
	Vanguard Equity Index Portfolio	18,436	30,758
	Vanguard High Yield Bond Portfolio	8,711	13,309
	Vanguard Small Company Growth Portfolio	38,782	74,023
	Vanguard Mid-Cap Index Portfolio	41,255	82,606
	Vanguard REIT Index Portfolio	48,913	119,035
	Total	$2,086,950	$2,642,003

**   Formerly Janus Aspen Janus Portfolio
*** Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
4.	Expenses and Related Party Transactions

A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.  This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.  This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 3.0% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.  In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made,  the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.  The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2018:
	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$23,982,368	-	$23,982,368

The Variable Life Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
6.      Changes in Units Outstanding

   The changes in units outstanding for the year ended December 31, 2018 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	483	7,411	(6,929)
	Janus Henderson Enterprise Portfolio	330	19,688	(19,358)
	Janus Henderson Forty Portfolio	849	4,393	(3,544)
	Janus Henderson Global Research Portfolio	749	1,839	(1,090)
	Janus Henderson Balanced Portfolio	1,326	3,113	(1,787)
***	T. Rowe Price Government Money Portfolio	5,249	3,453	1,796
	T. Rowe Price Limited Term Bond Portfolio	1,192	2,676	(1,484)
	T. Rowe Price Equity Income Portfolio	578	3,080	(2,502)
	T. Rowe Price Personal Strategy Balanced Portfolio	300	10,406	(10,106)
	T. Rowe Price Mid-Cap Growth Portfolio	336	1,662	(1,326)
	T. Rowe Price International Stock Portfolio	330	2,863	(2,534)
	Vanguard Balanced Portfolio	288	2,295	(2,007)
	Vanguard Equity Index Portfolio	69	1,928	(1,859)
	Vanguard High Yield Bond Portfolio	50	1,495	(1,445)
	Vanguard Small Company Growth Portfolio	713	1,564	(851)
	Vanguard Mid-Cap Index Portfolio	73	1,446	(1,373)
	Vanguard REIT Index Portfolio	385	1,643	(1,258)

  The changes in units outstanding for the year ended December 31, 2017 were as follows:
		Units	Units	Net Increase
		Issued	Redeemed	(Decrease)
**	Janus Henderson Research Portfolio	774	5,877	(5,103)
	Janus Henderson Enterprise Portfolio	1,168	6,756	(5,588)
	Janus Henderson Forty Portfolio	708	9,868	(9,160)
	Janus Henderson Global Research Portfolio	543	5,243	(4,700)
	Janus Henderson Balanced Portfolio	1,055	4,208	(3,153)
***	T. Rowe Price Government Money Portfolio	188	1,403	(1,215)
	T. Rowe Price Limited Term Bond Portfolio	652	1,019	(367)
	T. Rowe Price Equity Income Portfolio	353	2,766	(2,413)
	T. Rowe Price Personal Strategy Balanced Portfolio	1,576	6,607	(5,031)
	T. Rowe Price Mid-Cap Growth Portfolio	219	1,775	(1,556)
	T. Rowe Price International Stock Portfolio	360	2,523	(2,163)
	Vanguard Balanced Portfolio	659	1,098	(439)
	Vanguard Equity Index Portfolio	52	1,064	(1,012)
	Vanguard High Yield Bond Portfolio	49	524	(475)
	Vanguard Small Company Growth Portfolio	155	2,139	(1,984)
	Vanguard Mid-Cap Index Portfolio	410	2,342	(1,932)
	Vanguard REIT Index Portfolio	365	3,191	(2,826)

    **Formerly Janus Aspen Janus Portfolio
  ***Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017
7.   Financial Highlights

 A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2018 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	49,758	$13.72	$683	1.20%	0.56	(3.75)%
	Janus Henderson Enterprise Portfolio	78,423	137.58	10,790	1.20	0.24	(1.61)
	Janus Henderson Forty Portfolio	51,408	22.35	1,149	1.20	-	0.76
	Janus Henderson Global Research Portfolio	32,724	9.95	326	1.20	1.14	(7.98)
	Janus Henderson Balanced Portfolio	44,096	24.73	1,090	1.20	2.15	(0.52)
***	T. Rowe Price Government Money Portfolio	38,574	19.95	769	1.20	1.32	0.11
	T. Rowe Price Limited Term Bond Portfolio	24,520	36.62	898	1.20	2.01	(0.03)
	T. Rowe Price Equity Income Portfolio	47,788	26.06	1,245	1.20	2.02	(10.59)
	T. Rowe Price Personal Strategy Balanced Portfolio	53,766	71.27	3,832	1.20	1.77	(6.22)
	T. Rowe Price Mid-Cap Growth Portfolio	15,064	41.89	631	1.20	-	(3.21)
	T. Rowe Price International Stock Portfolio	13,030	11.85	154	1.20	1.24	(15.24)
	Vanguard Balanced Portfolio	29,444	26.82	790	1.20	2.38	(4.57)
	Vanguard Equity Index Portfolio	11,418	26.08	298	1.20	1.75	(5.65)
	Vanguard High Yield Bond Portfolio	5,502	21.47	118	1.20	4.91	(3.90)
	Vanguard Small Company Growth Portfolio	13,705	31.25	428	1.20	0.39	(8.38)
	Vanguard Mid-Cap Index Portfolio	13,445	30.64	412	1.20	1.21	(10.42)
	Vanguard REIT Index Portfolio	11,083	33.35	370	1.20	3.07	(6.48)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2017 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
**	Janus Henderson Research Portfolio	56,687	$14.25	$808	1.20%	0.39	26.37%
	Janus Henderson Enterprise Portfolio	97,780	139.83	13,673	1.20	0.25	25.92
	Janus Henderson Forty Portfolio	54,952	22.18	1,219	1.20	-	28.78
	Janus Henderson Global Research Portfolio	33,813	10.81	366	1.20	0.84	25.53
	Janus Henderson Balanced Portfolio	45,883	24.86	1,141	1.20	1.59	17.03
***	T. Rowe Price Government Money Portfolio	36,778	19.93	733	1.20	0.34	(0.86)
	T. Rowe Price Limited Term Bond Portfolio	26,004	36.63	953	1.20	1.46	(0.15)
	T. Rowe Price Equity Income Portfolio	50,290	29.15	1,466	1.20	1.74	14.65
	T. Rowe Price Personal Strategy Balanced Portfolio	63,873	75.99	4,854	1.20	1.52	16.02
	T. Rowe Price Mid-Cap Growth Portfolio	16,390	43.28	709	1.20	-	23.30
	T. Rowe Price International Stock Portfolio	15,563	13.98	218	1.20	1.10	26.37
	Vanguard Balanced Portfolio	31,451	28.10	884	1.20	2.30	13.36
	Vanguard Equity Index Portfolio	13,277	27.64	367	1.20	1.82	20.22
	Vanguard High Yield Bond Portfolio	6,947	22.34	155	1.20	4.89	5.74
	Vanguard Small Company Growth Portfolio	14,556	34.11	496	1.20	0.47	22.01
	Vanguard Mid-Cap Index Portfolio	14,818	34.21	507	1.20	1.19	17.67
	Vanguard REIT Index Portfolio	12,341	35.66	440	1.20	2.64	3.53

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

  **Formerly Janus Aspen Janus Portfolio
***Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017

7.   Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2016 is as follows:
					Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

			Net Assets
			Unit				Total
		Units	Value	(000's)			Return
	Janus Aspen Janus Portfolio	61,790	$11.28	$697	1.20%	0.53%	(0.69)%
	Janus Aspen Enterprise Portfolio	103,368	111.05	11,479	1.20	0.14	11.03
	Janus Aspen Forty Portfolio	64,112	17.22	1,104	1.20	-	0.98
	Janus Aspen Global Research Portfolio	38,513	8.61	332	1.20	1.09	0.85
	Janus Aspen Balanced Portfolio	49,036	21.24	1,042	1.20	2.19	3.36
***	T. Rowe Price Government Money Portfolio	37,993	20.10	764	1.20	-	(1.19)
	T. Rowe Price Limited Term Bond Portfolio	26,371	36.69	967	1.20	1.36	0.16
	T. Rowe Price Equity Income Portfolio	52,703	25.42	1,340	1.20	2.29	17.76
	T. Rowe Price Personal Strategy Balanced Portfolio	68,904	65.50	4,513	1.20	1.65	5.19
	T. Rowe Price Mid-Cap Growth Portfolio	17,946	35.10	630	1.20	-	5.00
	T. Rowe Price International Stock Portfolio	17,726	11.06	196	1.20	1.06	0.91
	Vanguard Balanced Portfolio	31,890	24.79	790	1.20	2.53	9.70
	Vanguard Equity Index Portfolio	14,289	22.99	329	1.20	2.28	10.49
	Vanguard High Yield Bond Portfolio	7,422	21.13	157	1.20	5.30	10.03
	Vanguard Small Company Growth Portfolio	16,540	27.95	462	1.20	0.35	13.58
	Vanguard Mid-Cap Index Portfolio	16,750	29.07	487	1.20	1.32	9.80
	Vanguard REIT Index Portfolio	15,167	34.45	522	1.20	2.36	7.07

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2015 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	68,637	$11.36	$780	1.20%	0.63%	4.09%
Janus Aspen Enterprise Portfolio	110,889	100.02	11,091	1.20	0.65	2.79
Janus Aspen Forty Portfolio	64,538	17.05	1,101	1.20	-	10.88
Janus Aspen Global Research Portfolio	42,533	8.54	363	1.20	0.63	(3.46)
Janus Aspen Balanced Portfolio	53,168	20.55	1,093	1.20	1.57	(0.58)
T. Rowe Price Prime Reserve Portfolio	39,421	20.34	802	1.20	-	(1.20)
T. Rowe Price Limited Term Bond Portfolio	29,233	36.63	1,071	1.20	1.15	(0.89)
T. Rowe Price Equity Income Portfolio	60,109	21.59	1,298	1.20	1.82	(7.97)
T. Rowe Price Personal Strategy Balanced Portfolio	76,951	62.27	4,792	1.20	1.71	(1.24)
T. Rowe Price Mid-Cap Growth Portfolio	21,408	33.43	716	1.20	-	5.29
T. Rowe Price International Stock Portfolio	18,243	10.96	200	1.20	0.90	(2.09)
Vanguard Balanced Portfolio	33,009	22.60	746	1.20	2.45	(1.11)
Vanguard Equity Index Portfolio	15,352	20.81	319	1.20	2.00	0.05
Vanguard High Yield Bond Portfolio	7,920	19.20	152	1.20	6.69	(2.75)
Vanguard Small Company Growth Portfolio	17,269	24.61	425	1.20	0.42	(3.92)
Vanguard Mid-Cap Index Portfolio	15,961	26.47	423	1.20	1.28	(2.62)
Vanguard REIT Index Portfolio	13,474	32.17	433	1.20	1.82	1.00

# Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

***Formerly T. Rowe Price Prime Reserve Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2018 and 2017

7.   Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2014 is as follows:
				Expenses as a % of Average Net Assets #	Income as a % of Average Net Assets

		Net Assets
		Unit				Total
	Units	Value	(000's)			Return
Janus Aspen Janus Portfolio	72,338	$10.91	$789	1.20%	0.36%	11.66%
Janus Aspen Enterprise Portfolio	130,682	97.30	12,716	1.20	0.16	11.19
Janus Aspen Forty Portfolio	72,323	15.38	1,112	1.20	0.16	7.44
Janus Aspen Global Research Portfolio	50,489	8.85	447	1.20	1.09	6.17
Janus Aspen Balanced Portfolio	62,943	20.67	1,301	1.20	1.75	7.22
T. Rowe Price Prime Reserve Portfolio	51,820	20.58	1,067	1.20	-	(1.19)
T. Rowe Price Limited Term Bond Portfolio	42,200	36.95	1,559	1.20	1.27	(0.56)
T. Rowe Price Equity Income Portfolio	64,919	23.46	1,523	1.20	1.74	6.10
T. Rowe Price Personal Strategy Balanced Portfolio	96,318	63.05	6,073	1.20	1.63	3.95
T. Rowe Price Mid-Cap Growth Portfolio	23,368	31.75	742	1.20	-	11.77
T. Rowe Price International Stock Portfolio	20,177	11.20	226	1.20	1.05	(2.41)
Vanguard Balanced Portfolio	35,971	22.85	822	1.20	2.39	8.54
Vanguard Equity Index Portfolio	24,131	20.80	502	1.20	1.88	12.16
Vanguard High Yield Bond Portfolio	17,032	19.75	336	1.20	3.34	3.16
Vanguard Small Company Growth Portfolio	22,818	25.62	585	1.20	0.31	2.15
Vanguard Mid-Cap Index Portfolio	18,334	27.19	498	1.20	0.92	12.25
Vanguard REIT Index Portfolio	13,658	31.85	435	1.20	3.31	28.57

        # Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

8.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.